Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Nov. 13, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005486
Account Value [Line Items]
Account Value	$ 17,015	$ 16,896	$ 16,847	$ 16,502	$ 15,803	$ 15,459	$ 14,605		$ 14,475	$ 14,045	$ 13,825	$ 13,823	$ 13,689	$ 14,190	$ 14,959	$ 15,437	$ 15,633	$ 15,225	$ 14,588	$ 14,054	$ 13,553	$ 12,552	$ 12,566	$ 12,661	$ 12,319	$ 11,861	$ 11,731	$ 11,379	$ 11,720	$ 11,505	$ 11,499	$ 11,439	$ 11,171	$ 10,934	$ 10,648	$ 10,213	$ 10,332	$ 9,990	$ 9,442	$ 9,748	$ 9,584	$ 10,000
C000005487
Account Value [Line Items]
Account Value	16,605	16,509	16,457	16,128	15,461	15,132	14,300		14,182	13,777	13,570	13,576	13,452	13,948	14,718	15,195	15,398	15,008	14,384	13,869	13,386	12,398	12,427	12,528	12,201	11,751	11,628	11,286	11,632	11,424	11,424	11,370	11,109	10,882	10,603	10,178	10,304	9,972	9,428	9,741	9,582	10,000
C000005488
Account Value [Line Items]
Account Value	16,195	16,111	16,072	15,767	15,117	14,803	14,005		13,888	13,507	13,301	13,319	13,205	13,706	14,470	14,952	15,161	14,781	14,177	13,680	13,214	12,246	12,275	12,388	12,069	11,628	11,513	11,186	11,538	11,337	11,343	11,301	11,045	10,831	10,557	10,138	10,276	9,948	9,413	9,728	9,579	10,000
C000244819
Account Value [Line Items]
Account Value	600,816	596,599	594,201	581,715	557,110	544,623	514,075	$ 500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767		10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767		10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767		10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	551,599	553,193	547,386	548,095	523,046	522,826	512,174	500,000
S&P Target Date 2010 Index
Account Value [Line Items]
Account Value	15,967	15,783	15,645	15,469	14,772	14,532	13,893		13,783	13,527	13,284	13,203	13,092	13,466	14,108	14,473	14,590	14,250	13,790	13,534	13,159	12,430	12,287	12,383	12,056	11,624	11,509	11,239	11,545	11,320	11,261	11,239	10,956	10,775	10,543	10,196	10,302	10,029	9,603	9,846	9,677	10,000
S&P Target Date 2010 Index
Account Value [Line Items]
Account Value	15,967	15,783	15,645	15,469	14,772	14,532	13,893		13,783	13,527	13,284	13,203	13,092	13,466	14,108	14,473	14,590	14,250	13,790	13,534	13,159	12,430	12,287	12,383	12,056	11,624	11,509	11,239	11,545	11,320	11,261	11,239	10,956	10,775	10,543	10,196	10,302	10,029	9,603	9,846	9,677	10,000
S&P Target Date 2010 Index
Account Value [Line Items]
Account Value	15,967	15,783	15,645	15,469	14,772	14,532	13,893		$ 13,783	$ 13,527	$ 13,284	$ 13,203	$ 13,092	$ 13,466	$ 14,108	$ 14,473	$ 14,590	$ 14,250	$ 13,790	$ 13,534	$ 13,159	$ 12,430	$ 12,287	$ 12,383	$ 12,056	$ 11,624	$ 11,509	$ 11,239	$ 11,545	$ 11,320	$ 11,261	$ 11,239	$ 10,956	$ 10,775	$ 10,543	$ 10,196	$ 10,302	$ 10,029	$ 9,603	$ 9,846	$ 9,677	$ 10,000
S&P Target Date 2010 Index
Account Value [Line Items]
Account Value	$ 590,292	$ 583,525	$ 578,397	$ 571,903	$ 546,132	$ 537,249	$ 513,650	$ 500,000